Movements in Equity - Analysis of Other Reserves (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other reserves, beginning balance	£ 2,061	£ 2,047	£ 2,220
Implementation of IFRS 9		(288)
At 31 December, as adjusted		1,759
Exchange adjustments	10	(26)	22
Transferred to income and expense in the year on disposals			(42)
Transferred to Retained earnings in the year on disposal of equity investments	5	(94)
Net fair value movement in the year	263	157	(17)
Ordinary shares acquired by ESOP Trusts	(328)		(656)
Write-down of shares held by ESOP Trusts	344	265	520
Other reserves, ending balance	2,355	2,061	2,047
ESOP trust shares [member]
Other reserves, beginning balance	(161)	(400)	(286)
At 31 December, as adjusted		(400)
Exchange adjustments	10	(26)	22
Ordinary shares acquired by ESOP Trusts	(328)		(656)
Write-down of shares held by ESOP Trusts	344	265	520
Other reserves, ending balance	(135)	(161)	(400)
Fair value reserve [member]
Other reserves, beginning balance	140	329	380
Implementation of IFRS 9		(288)
At 31 December, as adjusted		41
Transferred to income and expense in the year on disposals			(42)
Transferred to Retained earnings in the year on disposal of equity investments	5	(94)
Net fair value movement in the year	264	193	(9)
Other reserves, ending balance	409	140	329
Cash Flow Hedges Reserve [Member]
Other reserves, beginning balance	(47)	(11)	(3)
At 31 December, as adjusted		(11)
Net fair value movement in the year	(1)	(36)	(8)
Other reserves, ending balance	(48)	(47)	(11)
Other reserves [member]
Other reserves, beginning balance	2,129	2,129	2,129
At 31 December, as adjusted		2,129
Other reserves, ending balance	£ 2,129	£ 2,129	£ 2,129